Investments - Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 961.8		$ 1,087.0		$ 1,065.0
Less: investment expenses	(31.0)		(30.7)		(28.6)
Net Investment Income	930.8	[1]	1,056.3	[1]	1,036.4	[1]
Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	829.2		911.8		907.8
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	102.8		118.7		118.6
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	29.8		56.5		38.6
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Income	$ 317.5		$ 344.9		$ 347.8

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). Net investment income includes $317.5 million, $344.9 million and $347.8 million for December 31, 2011, 2010 and 2009, respectively, related to investments supporting our experience-rated and discontinued products